FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Exchange rate risk management (Details) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Jul. 27, 2022 BRL (R$)
Cerrado Project Investments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon	36 years
Maximum investment	$ 1,000,000			R$ 1,500,000
Currency risk [member] | Selling transactions in the futures markets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon		24 years
Currency risk [member] | US Dollars
Assets and liabilities exposed to foreign currency
Assets		R$ 21,931,037	R$ 23,556,423
Liabilities		(64,925,164)	(69,998,528)
Net liability exposure		(42,994,127)	(46,442,105)
Currency risk [member] | US Dollars | Trade accounts payable
Assets and liabilities exposed to foreign currency
Liabilities		(1,625,011)	(2,030,806)
Currency risk [member] | US Dollars | Loans and financing
Assets and liabilities exposed to foreign currency
Liabilities		(61,304,673)	(61,216,140)
Currency risk [member] | US Dollars | Liabilities for asset acquisitions and associates
Assets and liabilities exposed to foreign currency
Liabilities		(127,598)	(2,053,259)
Currency risk [member] | US Dollars | Derivative financial instruments
Assets and liabilities exposed to foreign currency
Liabilities		(1,867,882)	(4,698,323)
Currency risk [member] | US Dollars | Cash and cash equivalents
Assets and liabilities exposed to foreign currency
Assets		6,432,557	8,039,218
Currency risk [member] | US Dollars | Marketable securities
Assets and liabilities exposed to foreign currency
Assets		7,378,277	4,510,652
Currency risk [member] | US Dollars | Trade accounts receivable
Assets and liabilities exposed to foreign currency
Assets		5,049,609	7,612,768
Currency risk [member] | US Dollars | Derivative financial instruments
Assets and liabilities exposed to foreign currency
Assets		R$ 3,070,594	R$ 3,393,785